1

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.6%

COMMUNICATION SERVICES – 10.0%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.9%
AT&T, Inc.	132,702	$4,992,249
CenturyLink, Inc.	19,585	267,531
GCI Liberty, Inc., Class A*	2,061	150,824
Verizon Communications, Inc.	74,000	4,398,560
Zayo Group Holdings, Inc.*	1,500	52,125
		$9,861,289

ENTERTAINMENT – 1.8%
Activision Blizzard, Inc.	14,670	857,902
Electronic Arts, Inc.*	5,810	627,015
Liberty Media Corp. – Liberty Formula One, Class A*	1,710	76,180
Liberty Media Corp. – Liberty Formula One, Class C*	4,000	187,160
Live Nation Entertainment, Inc.*	2,670	181,987
Madison Square Garden Co., Class A (The)*	529	156,685
Netflix, Inc.*	7,600	2,622,684
Roku, Inc.#, *	800	96,760
Spotify Technology SA*	1,100	155,430
Take-Two Interactive Software, Inc.*	1,800	224,352
Walt Disney Co. (The)	31,333	4,333,667
Zynga, Inc., Class A*	8,000	48,160
		$9,567,982

INTERACTIVE MEDIA & SERVICES – 4.7%
Alphabet, Inc., Class A*	5,395	7,729,848
Alphabet, Inc., Class C*	5,379	7,714,723
Facebook, Inc., Class A*	42,980	8,678,092
IAC*	1,300	316,667
Match Group, Inc.#,*	1,100	86,042
TripAdvisor, Inc.	2,000	54,640
Twitter, Inc.*	11,610	377,093
Zillow Group, Inc., Class A*	1,200	55,440
Zillow Group, Inc., Class C#,*	900	41,589
		$25,054,134

MEDIA – 1.5%
Altice USA, Inc., Class A*	3,600	98,496
AMC Networks, Inc., Class A*	785	28,723
Cable One, Inc.	140	238,564

Description	Number of Shares	Value

Charter Communications, Inc., Class A*	2,902	$1,501,669
Comcast Corp., Class A	82,900	3,580,451
Discovery, Inc., Class C*	8,700	241,599
DISH Network Corp., Class A*	5,396	198,357
Fox Corp., Class A	1,976	73,270
Interpublic Group of Cos., Inc. (The)	6,020	136,654
John Wiley & Sons, Inc., Class A	200	8,724
Liberty Broadband Corp., Class A*	1,435	188,832
Liberty Broadband Corp., Class C*	771	102,489
Liberty Media Corp. – Liberty SiriusXM, Class A*	843	40,945
Liberty Media Corp. – Liberty SiriusXM, Class C*	3,786	185,590
News Corp., Class A	11,057	150,596
News Corp., Class B	300	4,191
Nexstar Media Group, Inc., Class A	400	48,460
Omnicom Group, Inc.	4,790	360,735
Sirius XM Holdings, Inc.#	34,040	240,663
ViacomCBS, Inc., Class B	7,346	250,719
		$7,679,727

WIRELESS TELECOMMUNICATION SERVICES – 0.1%
Sprint Corp.#,*	6,950	30,371
T-Mobile US, Inc.*	6,100	483,059
		$513,430
TOTAL COMMUNICATION SERVICES		$52,676,562

CONSUMER DISCRETIONARY – 10.1%

AUTO COMPONENTS – 0.2%
Adient PLC*	2,100	53,991
Aptiv PLC	4,450	377,315
BorgWarner, Inc.	4,380	150,190
Garrett Motion, Inc.*	1,577	13,278
Gentex Corp.	4,680	139,324
Goodyear Tire & Rubber Co. (The)	2,750	36,108
Lear Corp.	1,700	209,406
Visteon Corp.*	500	39,905
		$1,019,517

AUTOMOBILES – 0.6%
Ford Motor Co.	52,000	458,640
General Motors Co.	24,800	828,072
Harley-Davidson, Inc.	3,970	132,598

January 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Tesla, Inc.*	2,618	$1,703,192
		$3,122,502

DISTRIBUTORS – 0.1%
Genuine Parts Co.	3,520	329,366
LKQ Corp.*	3,480	113,744
Pool Corp.	200	43,860
		$486,970

DIVERSIFIED CONSUMER SERVICES – 0.1%
Bright Horizons Family Solutions, Inc.*	400	65,492
frontdoor, Inc.*	1,100	46,838
Graham Holdings Co., Class B	140	76,891
Grand Canyon Education, Inc.*	100	7,828
H&R Block, Inc.	600	13,920
Service Corp. International	4,170	199,951
ServiceMaster Global Holdings, Inc.*	2,280	82,194
		$493,114

HOTELS, RESTAURANTS & LEISURE – 2.1%
Aramark	2,700	119,178
Caesars Entertainment Corp.*	11,600	158,572
Carnival Corp.#	7,100	309,063
Chipotle Mexican Grill, Inc.*	500	433,380
Choice Hotels International, Inc.	910	91,182
Darden Restaurants, Inc.	1,440	167,659
Domino’s Pizza, Inc.	900	253,575
Dunkin’ Brands Group, Inc.	2,100	163,989
Extended Stay America, Inc.	4,000	51,680
Hilton Grand Vacations, Inc.*	336	10,722
Hilton Worldwide Holdings, Inc.	4,353	469,253
Hyatt Hotels Corp., Class A	1,500	126,810
International Game Technology	1,173	15,824
Las Vegas Sands Corp.	6,520	425,821
Marriott International, Inc., Class A	5,036	705,342
McDonald’s Corp.	13,749	2,941,874
MGM Resorts International	10,310	320,229
Norwegian Cruise Line Holdings Ltd.*	3,360	180,936
Planet Fitness, Inc., Class A*	1,100	88,869
Restaurant Brands International LP	47	2,852
Royal Caribbean Cruises Ltd.	3,380	395,730
Starbucks Corp.	21,690	1,839,963
Vail Resorts, Inc.	800	187,608
Wendy’s Co. (The)	200	4,334
Wyndham Destinations, Inc.	2,160	104,825
Wyndham Hotels & Resorts, Inc.	2,160	123,487
Wynn Resorts Ltd.	2,200	277,552

Description	Number of Shares	Value

Yum China Holdings, Inc.	7,150	$307,950
Yum! Brands, Inc.	6,550	692,793
		$10,971,052

HOUSEHOLD DURABLES – 0.3%
DR Horton, Inc.	5,070	300,144
Garmin Ltd.	1,690	163,845
Leggett & Platt, Inc.	3,670	174,655
Lennar Corp., Class A	2,610	173,200
Lennar Corp., Class B	1,276	67,003
Newell Brands, Inc.	9,169	179,071
NVR, Inc.*	30	114,509
PulteGroup, Inc.	6,190	276,383
Tempur Sealy International, Inc.*	1,000	91,620
Toll Brothers, Inc.	3,250	144,170
Whirlpool Corp.	950	138,861
		$1,823,461

INTERNET & CATALOG RETAIL – 3.3%
Amazon.com, Inc.*	7,360	14,784,179
Booking Holdings, Inc.*	730	1,336,302
eBay, Inc.	17,490	586,964
Etsy, Inc.*	1,700	82,977
Expedia Group, Inc.	2,352	255,074
GrubHub, Inc.#,*	2,200	119,130
Qurate Retail, Inc., Class A*	3,600	30,708
Wayfair, Inc., Class A#,*	1,300	121,810
		$17,317,144

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Brunswick Corp.	1,100	69,135
Hasbro, Inc.	2,390	243,469
Mattel, Inc.#,*	5,050	73,881
Polaris, Inc.	1,500	137,760
		$524,245

MULTILINE RETAIL – 0.4%
Dollar General Corp.	4,800	736,368
Dollar Tree, Inc.*	4,662	405,920
Kohl’s Corp.	110	4,703
Macy’s, Inc.	9,980	159,181
Nordstrom, Inc.#	2,080	76,669
Ollie’s Bargain Outlet Holdings, Inc.#,*	100	5,304
Target Corp.	9,060	1,003,304
		$2,391,449

SPECIALTY RETAIL – 2.2%
Advance Auto Parts, Inc.	1,450	191,038
AutoNation, Inc.*	480	20,371
AutoZone, Inc.*	460	486,662

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Best Buy Co., Inc.	4,780	$404,818
Burlington Stores, Inc.*	1,300	282,711
CarMax, Inc.*	3,100	300,824
Carvana Co.*	1,000	79,250
Floor & Decor Holdings, Inc., Class A#,*	700	34,517
Foot Locker, Inc.	810	30,756
Home Depot, Inc. (The)	19,750	4,504,975
L Brands, Inc.	4,310	99,820
Lowe’s Cos., Inc.	13,800	1,604,112
O’Reilly Automotive, Inc.*	1,400	568,540
Ross Stores, Inc.	6,940	778,599
Tiffany & Co.	2,450	328,349
TJX Cos., Inc. (The)	22,180	1,309,507
Tractor Supply Co.	1,200	111,540
Ulta Beauty, Inc.*	1,100	294,701
Urban Outfitters, Inc.*	2,800	71,680
Williams-Sonoma, Inc.	1,040	72,883
		$11,575,653

TEXTILES, APPAREL & LUXURY GOODS – 0.7%
Carter’s, Inc.	1,400	148,498
Hanesbrands, Inc.	6,100	83,936
Kontoor Brands, Inc.	864	32,953
Lululemon Athletica, Inc.*	2,000	478,780
NIKE, Inc., Class B	21,840	2,103,192
Ralph Lauren Corp.	700	79,450
Skechers U.S.A., Inc., Class A*	1,700	63,563
Tapestry, Inc.	2,200	56,694
Under Armour, Inc., Class A#,*	4,600	92,828
Under Armour, Inc., Class C*	622	11,171
VF Corp.	6,050	501,968
		$3,653,033
TOTAL CONSUMER DISCRETIONARY		$53,378,140

CONSUMER STAPLES – 6.1%

BEVERAGES – 1.6%
Brown-Forman Corp., Class A	1,100	70,697
Brown-Forman Corp., Class B	3,225	218,139
Coca-Cola Co. (The)	64,000	3,737,600
Constellation Brands, Inc., Class A	2,700	508,410
Keurig Dr. Pepper, Inc.	2,200	62,766
Molson Coors Beverage Co., Class B	1,200	66,696
Monster Beverage Corp.*	6,900	459,540
PepsiCo., Inc.	23,400	3,323,268
		$8,447,116

FOOD & STAPLES RETAILING – 1.2%
Casey’s General Stores, Inc.	300	48,258

Description	Number of Shares	Value

Costco Wholesale Corp.	7,300	$2,230,296
Kroger Co. (The)	12,600	338,436
Sysco Corp.	8,500	698,190
U.S. Foods Holding Corp.*	2,800	112,476
Walgreens Boots Alliance, Inc.	12,100	615,285
Walmart, Inc.	22,700	2,598,923
		$6,641,864

FOOD PRODUCTS – 1.1%
Archer-Daniels-Midland Co.	10,600	474,456
Beyond Meat, Inc.#,*	1,200	132,504
Bunge Ltd.	3,000	157,290
Campbell Soup Co.	3,200	154,848
Conagra Brands, Inc.	9,800	322,616
Flowers Foods, Inc.	4,200	90,426
General Mills, Inc.	7,300	381,206
Hain Celestial Group, Inc. (The)*	2,200	53,262
Hershey Co. (The)	2,900	449,993
Hormel Foods Corp.	5,900	278,834
Ingredion, Inc.	1,200	105,600
JM Smucker Co. (The)	400	41,444
Kellogg Co.	2,400	163,704
Kraft Heinz Co. (The)	10,600	309,520
Lamb Weston Holdings, Inc.	2,900	264,799
McCormick & Co., Inc.	2,100	343,077
Mondelez International, Inc., Class A	24,600	1,411,548
Pilgrim’s Pride Corp.*	1,000	26,050
Post Holdings, Inc.*	1,000	104,570
Tyson Foods, Inc., Class A	5,100	421,413
		$5,687,160

HOUSEHOLD PRODUCTS – 1.4%
Church & Dwight Co., Inc.	2,900	215,238
Clorox Co. (The)	2,500	393,275
Colgate-Palmolive Co.	12,300	907,494
Energizer Holdings, Inc.#	1,400	64,764
Kimberly-Clark Corp.	4,700	673,228
Procter & Gamble Co. (The)	40,200	5,009,724
Spectrum Brands Holdings, Inc.	75	4,606
		$7,268,329

PERSONAL PRODUCTS – 0.2%
Coty, Inc., Class A	5,000	51,300
Estee Lauder Cos., Inc., Class A (The)	3,900	761,124
Herbalife Nutrition Ltd.*	1,700	66,045
Nu Skin Enterprises, Inc., Class A	2,000	65,180
		$943,649

TOBACCO – 0.6%
Altria Group, Inc.	28,200	1,340,346

January 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Philip Morris International, Inc.	24,200	$2,001,340
		$3,341,686
TOTAL CONSUMER STAPLES		$32,329,804

ENERGY – 3.5%

ENERGY EQUIPMENT & SERVICES – 0.2%
Apergy Corp.*	2,080	53,789
Baker Hughes Co.	9,000	194,940
Halliburton Co.	8,590	187,348
Helmerich & Payne, Inc.	360	14,598
National Oilwell Varco, Inc.	2,905	59,872
Schlumberger Ltd.	20,346	681,794
		$1,192,341

OIL, GAS & CONSUMABLE FUELS – 3.3%
Antero Midstream Corp.#	21,100	106,344
Apache Corp.	3,840	105,370
Cabot Oil & Gas Corp.	8,000	112,720
Cheniere Energy, Inc.*	4,830	286,129
Chevron Corp.	35,020	3,752,043
Cimarex Energy Co.	3,300	144,837
CNX Resources Corp.*	4,800	34,704
Concho Resources, Inc.	2,800	212,184
ConocoPhillips	21,060	1,251,596
Continental Resources, Inc.	2,220	60,428
Devon Energy Corp.	4,580	99,478
Diamondback Energy, Inc.	2,997	222,977
EOG Resources, Inc.	10,280	749,515
Exxon Mobil Corp.	75,493	4,689,625
Hess Corp.	4,490	253,999
HollyFrontier Corp.	3,440	154,525
Kinder Morgan, Inc.	33,355	696,119
Marathon Oil Corp.	10,530	119,726
Marathon Petroleum Corp.	12,500	681,250
Murphy Oil Corp.	3,500	73,360
Noble Energy, Inc.	2,820	55,751
Occidental Petroleum Corp.	12,360	490,939
ONEOK, Inc.	7,460	558,530
PBF Energy, Inc., Class A	3,000	81,900
Phillips 66	8,890	812,279
Pioneer Natural Resources Co.	3,450	465,750
Targa Resources Corp.	4,300	156,950
Valero Energy Corp.	8,020	676,166
Williams Cos., Inc. (The)	17,370	359,385
WPX Energy, Inc.*	2,917	34,858
		$17,499,437
TOTAL ENERGY		$18,691,778

Description	Number of Shares	Value

FINANCIALS – 12.9%

CAPITAL MARKETS – 2.8%
Affiliated Managers Group, Inc.	1,270	$101,410
Ameriprise Financial, Inc.	2,540	420,141
Bank of New York Mellon Corp. (The)	14,520	650,206
BlackRock, Inc.	2,260	1,191,811
Cboe Global Markets, Inc.	2,500	308,050
Charles Schwab Corp. (The)	22,050	1,004,377
CME Group, Inc.	6,600	1,432,926
E*TRADE Financial Corp.	6,000	255,720
Eaton Vance Corp.	270	12,353
FactSet Research Systems, Inc.	840	240,332
Franklin Resources, Inc.	920	23,276
Goldman Sachs Group, Inc. (The)	6,140	1,459,785
Interactive Brokers Group, Inc., Class A	900	42,300
Intercontinental Exchange, Inc.	10,790	1,076,195
Invesco Ltd.	920	15,916
Lazard Ltd., Class A	1,600	67,136
Legg Mason, Inc.	210	8,221
LPL Financial Holdings, Inc.	1,500	138,195
MarketAxess Holdings, Inc.	600	212,508
Moody’s Corp.	3,240	832,000
Morgan Stanley	22,346	1,167,802
Morningstar, Inc.	700	109,823
MSCI, Inc.	1,920	548,736
Nasdaq, Inc.	2,930	341,228
Northern Trust Corp.	3,280	320,817
Raymond James Financial, Inc.	2,710	247,775
S&P Global, Inc.	4,790	1,406,967
SEI Investments Co.	2,840	185,338
State Street Corp.	4,670	353,192
T. Rowe Price Group, Inc.	3,680	491,390
TD Ameritrade Holding Corp.	3,350	159,058
		$14,824,984

COMMERCIAL BANKS – 1.5%
Associated Banc-Corp.	5,385	107,323
Bank of Hawaii Corp.	670	60,032
BOK Financial Corp.	820	64,698
Citizens Financial Group, Inc.	11,650	434,312
Commerce Bancshares, Inc.#	1,002	67,795
Cullen/Frost Bankers, Inc.#	1,440	128,390
East West Bancorp, Inc.	2,500	114,600
Fifth Third Bancorp	15,950	453,778
First Citizens BancShares, Inc., Class A	200	105,364
First Horizon National Corp.	6,334	101,344
First Republic Bank	4,300	476,784

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Huntington Bancshares, Inc.	16,541	$224,461
KeyCorp	19,044	356,313
M&T Bank Corp.§	1,610	271,317
PacWest Bancorp	1,239	43,427
PNC Financial Services Group, Inc. (The)	8,660	1,286,443
Popular, Inc.	600	33,576
Regions Financial Corp.	23,356	363,653
Signature Bank	1,000	141,890
SVB Financial Group*	1,200	288,396
Synovus Financial Corp.	1,694	59,324
TCF Financial Corp.	260	10,993
Truist Financial Corp.	26,307	1,356,652
U.S. Bancorp	27,270	1,451,309
Webster Financial Corp.	1,200	53,832
Zions Bancorp NA	3,590	163,309
		$8,219,315

CONSUMER FINANCE – 0.7%
Ally Financial, Inc.	5,400	172,962
American Express Co.	12,640	1,641,557
Capital One Financial Corp.	7,000	698,600
Credit Acceptance Corp.#, *	250	107,245
Discover Financial Services	6,480	486,842
Navient Corp.	5,160	74,201
OneMain Holdings, Inc.	500	21,185
SLM Corp.	5,760	62,899
Synchrony Financial	6,900	223,629
		$3,489,120

DIVERSIFIED FINANCIAL SERVICES – 5.0%
Bank of America Corp.	145,350	4,771,841
Berkshire Hathaway, Inc., Class B*	34,396	7,719,494
Citigroup, Inc.	40,282	2,997,384
Comerica, Inc.	4,130	252,591
Equitable Holdings, Inc.	2,500	60,050
Jefferies Financial Group, Inc.	3,010	65,136
JPMorgan Chase & Co.	55,320	7,322,155
Voya Financial, Inc.	1,800	107,514
Wells Fargo & Co.	64,575	3,031,150
		$26,327,315

INSURANCE – 2.8%
Aflac, Inc.	15,500	799,335
Alleghany Corp.*	156	124,435
Allstate Corp. (The)	6,980	827,409
American Financial Group, Inc.	1,600	174,064
American International Group, Inc.	12,580	632,271
Aon PLC	4,800	1,057,200
Arch Capital Group Ltd.*	7,170	316,627

Description	Number of Shares	Value

Arthur J. Gallagher & Co.	4,480	$459,514
Assurant, Inc.	1,130	147,533
Assured Guaranty Ltd.	3,550	162,732
Axis Capital Holdings Ltd.	3,280	210,740
Brighthouse Financial, Inc.*	1,100	42,790
Brown & Brown, Inc.	6,840	307,116
Chubb Ltd.	8,947	1,359,855
Cincinnati Financial Corp.	3,306	346,965
CNA Financial Corp.	1,050	46,862
Erie Indemnity Co., Class A	670	111,555
Everest Re Group Ltd.	870	240,616
Fidelity National Financial, Inc.	5,341	260,374
Globe Life, Inc.	1,695	176,721
Hanover Insurance Group, Inc. (The)	1,100	152,438
Hartford Financial Services Group, Inc. (The)	4,390	260,239
Lincoln National Corp.	3,170	172,702
Loews Corp.	5,050	259,822
Markel Corp.*	180	211,135
Marsh & McLennan Cos., Inc.	10,090	1,128,667
MetLife, Inc.	12,351	613,968
Old Republic International Corp.	1,900	42,845
Principal Financial Group, Inc.	3,490	184,795
Progressive Corp. (The)	12,030	970,701
Prudential Financial, Inc.	8,830	804,060
Reinsurance Group of America, Inc.	1,690	243,444
RenaissanceRe Holdings Ltd.	20	3,789
Travelers Cos., Inc. (The)	5,680	747,602
Unum Group	2,110	56,316
White Mountains Insurance Group Ltd.	160	178,755
Willis Towers Watson PLC	2,600	549,354
WR Berkley Corp.	4,770	350,738
		$14,736,084

MORTGAGE REAL ESTATE INVESTMENT TRUSTS – 0.1%
AGNC Investment Corp.	930	17,289
Annaly Capital Management, Inc.	9,780	95,453
Chimera Investment Corp.	6,840	145,008
Starwood Property Trust, Inc.	5,200	133,432
		$391,182

THRIFTS & MORTGAGE FINANCE – 0.0%**
TFS Financial Corp.	150	3,064
TOTAL FINANCIALS		$67,991,064

HEALTH CARE – 13.5%

BIOTECHNOLOGY – 2.0%
AbbVie, Inc.	27,578	2,234,370
Agios Pharmaceuticals, Inc.#,*	700	34,111
Alexion Pharmaceuticals, Inc.*	2,990	297,176

January 31, 2020 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Alnylam Pharmaceuticals, Inc.*	1,700	$195,143
Amgen, Inc.	10,964	2,368,772
Biogen, Inc.*	3,400	914,090
BioMarin Pharmaceutical, Inc.*	2,800	233,800
Exact Sciences Corp.*	2,100	195,888
Exelixis, Inc.*	3,100	53,320
Gilead Sciences, Inc.	23,944	1,513,261
Incyte Corp.*	3,260	238,208
Ionis Pharmaceuticals, Inc.*	2,800	163,296
Moderna, Inc.#,*	1,000	20,510
Neurocrine Biosciences, Inc.*	1,900	190,152
Regeneron Pharmaceuticals, Inc.*	1,600	540,704
Sarepta Therapeutics, Inc.*	1,200	139,152
Seattle Genetics, Inc.*	1,100	119,229
United Therapeutics Corp.*	1,140	111,344
Vertex Pharmaceuticals, Inc.*	4,743	1,076,898
		$10,639,424

HEALTH CARE EQUIPMENT & SUPPLIES – 3.5%
Abbott Laboratories	31,145	2,713,975
ABIOMED, Inc.*	400	74,516
Align Technology, Inc.*	1,360	349,656
Baxter International, Inc.	9,930	885,955
Becton Dickinson & Co.	5,134	1,412,774
Boston Scientific Corp.*	25,700	1,076,059
Cantel Medical Corp.#	100	6,506
Cooper Cos., Inc. (The)	1,050	364,235
Danaher Corp.	11,080	1,782,440
DENTSPLY SIRONA, Inc.	4,179	234,024
DexCom, Inc.*	1,700	409,275
Edwards Lifesciences Corp.*	3,672	807,326
Hill-Rom Holdings, Inc.	1,560	166,124
Hologic, Inc.*	5,640	301,853
IDEXX Laboratories, Inc.*	1,580	428,196
Insulet Corp.*	1,000	194,040
Integra LifeSciences Holdings Corp.*	1,100	60,544
Intuitive Surgical, Inc.*	2,000	1,119,560
Masimo Corp.*	300	51,180
Medtronic PLC	24,326	2,808,193
Penumbra, Inc.*	700	122,822
ResMed, Inc.	2,820	448,295
STERIS PLC	600	90,414
Stryker Corp.	6,600	1,390,620
Teleflex, Inc.	960	356,650
Varian Medical Systems, Inc.*	2,250	316,282
West Pharmaceutical Services, Inc.	400	62,380
Zimmer Biomet Holdings, Inc.	2,710	400,809
		$18,434,703

Description	Number of Shares	Value

HEALTH CARE PROVIDERS & SERVICES – 2.6%
Acadia Healthcare Co., Inc.*	1,000	$32,130
AmerisourceBergen Corp.	3,270	279,781
Anthem, Inc.	4,710	1,249,469
Cardinal Health, Inc.	4,120	210,985
Centene Corp.*	10,630	667,670
Chemed Corp.	400	186,816
Cigna Corp.	6,592	1,268,169
Covetrus, Inc.*	2,608	32,078
CVS Health Corp.	20,971	1,422,253
DaVita, Inc.*	2,788	222,678
Encompass Health Corp.	200	15,406
Five Star Senior Living, Inc.*	189	856
HCA Healthcare, Inc.	5,200	721,760
Henry Schein, Inc.*	3,320	228,881
Humana, Inc.	2,630	884,311
Laboratory Corp. of America Holdings*	1,857	325,718
McKesson Corp.	3,500	499,135
MEDNAX, Inc.*	340	7,844
Molina Healthcare, Inc.*	500	61,485
Quest Diagnostics, Inc.	3,150	348,610
UnitedHealth Group, Inc.	16,920	4,609,854
Universal Health Services, Inc., Class B	1,580	216,634
		$13,492,523

HEALTH CARE TECHNOLOGY – 0.2%
Cerner Corp.	7,040	505,683
Veeva Systems, Inc., Class A*	2,320	340,135
		$845,818

LIFE SCIENCES TOOLS & SERVICES – 1.0%
Agilent Technologies, Inc.	6,790	560,582
Bio-Rad Laboratories, Inc., Class A*	490	176,851
Bruker Corp.	1,800	89,046
Charles River Laboratories International, Inc.*	1,420	219,504
Illumina, Inc.*	2,640	765,785
IQVIA Holdings, Inc.*	2,380	369,495
Mettler-Toledo International, Inc.*	520	393,734
PerkinElmer, Inc.	2,870	265,418
PRA Health Sciences, Inc.*	1,000	101,310
Thermo Fisher Scientific, Inc.	7,020	2,198,594
Waters Corp.*	1,710	382,681
		$5,523,000

PHARMACEUTICALS – 4.2%
Allergan PLC	6,185	1,154,368
Bristol-Myers Squibb Co.	39,826	2,507,047
Catalent, Inc.*	2,900	177,190

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Elanco Animal Health, Inc.*	1,000	$30,900
Eli Lilly & Co.	15,530	2,168,609
Horizon Therapeutics PLC*	2,400	82,776
Johnson & Johnson	47,500	7,071,325
Merck & Co., Inc.	45,466	3,884,615
Mylan NV*	1,430	30,631
Nektar Therapeutics*	3,200	63,648
Pfizer, Inc.	96,503	3,593,772
Zoetis, Inc.	9,081	1,218,761
		$21,983,642
TOTAL HEALTH CARE		$70,919,110

INDUSTRIALS – 9.9%

AEROSPACE & DEFENSE – 2.5%
Arconic, Inc.	6,766	202,642
Boeing Co. (The)	9,940	3,163,604
BWX Technologies, Inc.	1,640	104,288
Curtiss-Wright Corp.	300	43,629
General Dynamics Corp.	4,030	707,023
HEICO Corp., Class A	1,952	187,685
Hexcel Corp.	2,400	178,128
Huntington Ingalls Industries, Inc.	1,145	298,845
L3Harris Technologies, Inc.	4,482	992,001
Lockheed Martin Corp.	4,650	1,990,758
Northrop Grumman Corp.	3,070	1,149,930
Raytheon Co.	5,420	1,197,495
Spirit AeroSystems Holdings, Inc., Class A	1,940	126,721
Teledyne Technologies, Inc.*	300	109,518
Textron, Inc.	3,270	150,191
TransDigm Group, Inc.	890	572,519
United Technologies Corp.	14,750	2,215,450
		$13,390,427

AIR FREIGHT & LOGISTICS – 0.4%
C.H. Robinson Worldwide, Inc.	1,184	85,508
Expeditors International of Washington, Inc.	2,280	166,531
FedEx Corp.	3,760	543,846
United Parcel Service, Inc., Class B	13,330	1,379,922
XPO Logistics, Inc.*	1,400	124,488
		$2,300,295

AIRLINES – 0.4%
Alaska Air Group, Inc.	1,800	116,262
American Airlines Group, Inc.#	1,600	42,944
Copa Holdings SA, Class A	300	29,388
Delta Air Lines, Inc.	12,290	685,045
JetBlue Airways Corp.*	4,300	85,269

Description	Number of Shares	Value

Southwest Airlines Co.	9,630	$529,457
United Airlines Holdings, Inc.*	4,883	365,248
		$1,853,613

BUILDING PRODUCTS – 0.4%
A.O. Smith Corp.	3,900	166,491
Allegion PLC	2,233	288,772
Armstrong World Industries, Inc.	100	10,033
Fortune Brands Home & Security, Inc.	3,560	244,608
Johnson Controls International PLC	14,331	565,358
Lennox International, Inc.	590	137,458
Masco Corp.	7,630	362,578
Owens Corning	1,790	108,277
Resideo Technologies, Inc.*	2,528	25,735
		$1,909,310

COMMERCIAL SERVICES & SUPPLIES – 0.5%
Cintas Corp.	1,720	479,828
Clean Harbors, Inc.*	700	57,554
Copart, Inc.*	3,800	385,548
IAA, Inc.*	900	42,534
KAR Auction Services, Inc.	800	16,816
Republic Services, Inc.	5,240	498,062
Stericycle, Inc.#, *	1,652	103,547
Waste Management, Inc.	9,040	1,100,168
		$2,684,057

CONSTRUCTION & ENGINEERING – 0.2%
AECOM*	5,100	245,973
Arcosa, Inc.	800	35,000
Fluor Corp.	1,900	33,991
Jacobs Engineering Group, Inc.	2,950	272,964
Quanta Services, Inc.	1,460	57,159
Valmont Industries, Inc.	1,060	150,584
		$795,671

ELECTRICAL EQUIPMENT – 0.5%
AMETEK, Inc.	3,160	306,994
Eaton Corp. PLC	7,478	706,447
Emerson Electric Co.	10,540	754,980
Hubbell, Inc.	1,290	184,767
nVent Electric PLC	3,816	95,018
Rockwell Automation, Inc.	2,320	444,651
Sensata Technologies Holding PLC*	1,600	75,632
		$2,568,489

INDUSTRIAL CONGLOMERATES – 1.3%
3M Co.	10,860	1,723,048
Carlisle Cos., Inc.	1,290	201,537
General Electric Co.	147,920	1,841,604

January 31, 2020 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Honeywell International, Inc.	13,470	$2,333,273
Roper Technologies, Inc.	2,100	801,486
		$6,900,948

MACHINERY – 1.9%
AGCO Corp.	960	67,334
Allison Transmission Holdings, Inc.	2,000	88,400
Caterpillar, Inc.	10,100	1,326,635
Colfax Corp.*	2,800	98,448
Crane Co.	1,200	102,552
Cummins, Inc.	2,980	476,711
Deere & Co.	6,090	965,752
Donaldson Co., Inc.	4,010	207,919
Dover Corp.	3,660	416,691
Fortive Corp.	5,940	445,084
Gardner Denver Holdings, Inc.*	3,000	105,930
Gates Industrial Corp. PLC*	1,400	17,458
Graco, Inc.	5,520	293,388
IDEX Corp.	2,120	347,362
Illinois Tool Works, Inc.	6,100	1,067,378
Ingersoll-Rand PLC	5,150	686,134
ITT, Inc.	2,535	170,048
Lincoln Electric Holdings, Inc.	1,900	169,442
Nordson Corp.	900	151,974
Oshkosh Corp.	1,790	154,012
PACCAR, Inc.	4,390	325,782
Parker-Hannifin Corp.	2,960	579,242
Pentair PLC	1,416	60,789
Snap-on, Inc.	1,280	204,326
Stanley Black & Decker, Inc.	3,620	576,775
Terex Corp.	930	23,575
Timken Co. (The)	600	31,518
Toro Co. (The)	2,180	174,444
Trinity Industries, Inc.#	2,400	48,792
WABCO Holdings, Inc.*	950	128,867
Welbilt, Inc.*	1,310	19,768
Westinghouse Air Brake Technologies Corp.	2,365	174,679
Woodward, Inc.	500	58,155
Xylem, Inc.	3,210	262,129
		$10,027,493

MARINE – 0.0%**
Kirby Corp.*	800	58,632

PROFESSIONAL SERVICES – 0.4%
CoStar Group, Inc.*	800	522,392
Equifax, Inc.	2,660	398,734
IHS Markit Ltd.*	6,087	480,021
ManpowerGroup, Inc.	1,860	170,171
Robert Half International, Inc.	1,500	87,255

Description	Number of Shares	Value

TransUnion	3,300	$302,610
Verisk Analytics, Inc.	2,400	389,928
		$2,351,111

ROAD & RAIL – 1.2%
CSX Corp.	14,900	1,137,466
JB Hunt Transport Services, Inc.	2,280	246,080
Kansas City Southern	2,180	367,744
Knight-Swift Transportation Holdings, Inc.	1,600	59,328
Landstar System, Inc.	990	109,642
Lyft, Inc., Class A#, *	3,200	151,936
Norfolk Southern Corp.	5,160	1,074,364
Old Dominion Freight Line, Inc.	1,400	274,722
Ryder System, Inc.	140	6,681
Schneider National, Inc., Class B	500	11,135
Uber Technologies, Inc.*	15,100	547,979
Union Pacific Corp.	13,270	2,380,903
		$6,367,980

TRADING COMPANIES & DISTRIBUTORS – 0.2%
Air Lease Corp.	1,300	55,822
Fastenal Co.	7,440	259,507
MSC Industrial Direct Co., Inc., Class A	1,390	94,617
United Rentals, Inc.*	1,620	219,818
Univar Solutions, Inc.*	2,400	51,720
WW Grainger, Inc.	1,040	314,777
		$996,261

TRANSPORTATION INFRASTRUCTURE – 0.0%**
Macquarie Infrastructure Corp.	1,600	70,576
TOTAL INDUSTRIALS		$52,274,863

INFORMATION TECHNOLOGY – 24.4%

COMMUNICATIONS EQUIPMENT – 0.9%
Arista Networks, Inc.*	600	134,004
Ciena Corp.*	400	16,268
Cisco Systems, Inc.	80,850	3,716,675
CommScope Holding Co., Inc.*	1,000	12,185
EchoStar Corp., Class A*	70	2,793
F5 Networks, Inc.*	90	10,991
Juniper Networks, Inc.	1,590	36,475
Motorola Solutions, Inc.	3,430	607,110
ViaSat, Inc.*	700	44,555
		$4,581,056

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%
Amphenol Corp., Class A	6,500	646,555
Arrow Electronics, Inc.*	1,240	94,166
CDW Corp.	3,190	416,136

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Cognex Corp.	3,800	$193,686
Coherent, Inc.*	700	99,001
Corning, Inc.	17,270	460,936
Dolby Laboratories, Inc., Class A	150	10,401
FLIR Systems, Inc.	1,600	82,464
IPG Photonics Corp.*	700	89,369
Jabil, Inc.	1,700	66,113
Keysight Technologies, Inc.*	1,900	176,681
National Instruments Corp.	1,930	86,136
SYNNEX Corp.	600	82,656
Trimble, Inc.*	5,380	228,758
Zebra Technologies Corp., Class A*	800	191,216
		$2,924,274

IT SERVICES – 5.7%
Accenture PLC, Class A	11,950	2,452,259
Akamai Technologies, Inc.*	3,150	294,053
Alliance Data Systems Corp.	1,290	132,599
Amdocs Ltd.	2,620	188,509
Automatic Data Processing, Inc.	8,630	1,479,096
Black Knight, Inc.*	2,037	136,316
Booz Allen Hamilton Holding Corp.	1,900	148,276
Broadridge Financial Solutions, Inc.	2,430	289,535
CACI International, Inc., Class A*	300	80,232
Cognizant Technology Solutions Corp., Class A	11,910	731,036
DXC Technology Co.	5,476	174,575
EPAM Systems, Inc.*	900	205,326
Euronet Worldwide, Inc.*	800	126,112
Fidelity National Information Services, Inc.	11,550	1,659,273
Fiserv, Inc.*	11,010	1,305,896
FleetCor Technologies, Inc.*	1,700	535,891
Gartner, Inc.*	1,600	257,248
Genpact Ltd.	1,500	66,405
Global Payments, Inc.	5,913	1,155,696
GoDaddy, Inc., Class A*	2,250	151,223
International Business Machines Corp.	15,160	2,178,947
Jack Henry & Associates, Inc.	1,900	284,126
Leidos Holdings, Inc.	2,200	221,034
Mastercard, Inc., Class A	15,970	5,045,562
MongoDB, Inc.*	500	81,955
Okta, Inc.*	2,100	268,905
Paychex, Inc.	6,570	563,509
PayPal Holdings, Inc.*	22,665	2,581,317
Sabre Corp.	3,000	64,620
Square, Inc., Class A*	4,900	365,981
Switch, Inc., Class A	500	8,000
Twilio, Inc., Class A*	2,100	261,114
VeriSign, Inc.*	2,350	489,129

Description	Number of Shares	Value

Visa, Inc., Class A	30,970	$6,162,101
Western Union Co. (The)#	1,840	49,496
WEX, Inc.*	100	21,692
		$30,217,044

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.2%
Advanced Micro Devices, Inc.*	19,400	911,800
Analog Devices, Inc.	7,852	861,757
Applied Materials, Inc.	18,380	1,065,856
Broadcom, Inc.	7,233	2,207,222
Cypress Semiconductor Corp.	8,400	195,972
First Solar, Inc.*	2,200	109,076
Intel Corp.	79,570	5,086,910
KLA Corp.	3,050	505,507
Lam Research Corp.	2,880	858,845
Marvell Technology Group Ltd.	11,453	275,330
Maxim Integrated Products, Inc.	4,120	247,694
Microchip Technology, Inc.#	4,639	452,210
Micron Technology, Inc.*	20,900	1,109,581
MKS Instruments, Inc.	600	62,892
Monolithic Power Systems, Inc.	500	85,585
NVIDIA Corp.	10,680	2,525,072
NXP Semiconductors NV	400	50,744
ON Semiconductor Corp.*	8,220	190,293
Qorvo, Inc.*	2,250	238,185
QUALCOMM, Inc.	21,080	1,798,335
Skyworks Solutions, Inc.	3,200	362,080
Teradyne, Inc.	4,050	267,259
Texas Instruments, Inc.	18,000	2,171,700
Universal Display Corp.	800	140,936
Xilinx, Inc.	4,800	405,504
		$22,186,345

SOFTWARE – 7.9%
2U, Inc.*	100	1,981
Adobe, Inc.*	8,960	3,146,214
Anaplan, Inc.*	900	51,831
ANSYS, Inc.*	1,380	378,575
Aspen Technology, Inc.*	1,200	142,776
Atlassian Corp. PLC, Class A*	1,200	176,400
Autodesk, Inc.*	4,330	852,361
Avalara, Inc.*	300	25,542
Cadence Design Systems, Inc.*	6,410	462,225
CDK Global, Inc.	3,676	197,328
Ceridian HCM Holding, Inc.*	1,300	95,277
Citrix Systems, Inc.	2,890	350,326
Coupa Software, Inc.*	1,000	161,150
DocuSign, Inc.*	3,000	235,530
Fair Isaac Corp.*	400	160,952

January 31, 2020 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

FireEye, Inc.*	3,400	$54,332
Fortinet, Inc.*	2,600	299,936
Guidewire Software, Inc.*	600	67,500
HubSpot, Inc.*	400	72,376
Intuit, Inc.	4,800	1,345,824
LogMeIn, Inc.	457	39,288
Manhattan Associates, Inc.*	700	59,822
Microsoft Corp.	138,549	23,585,196
New Relic, Inc.*	900	59,409
NortonLifeLock, Inc.	5,620	159,720
Nuance Communications, Inc.*	3,500	66,220
Nutanix, Inc., Class A*	3,100	100,657
Oracle Corp.	38,460	2,017,227
Palo Alto Networks, Inc.*	1,690	396,778
Paycom Software, Inc.*	900	286,344
Paylocity Holding Corp.*	300	42,567
Pluralsight, Inc., Class A#, *	700	13,573
PTC, Inc.*	2,100	174,552
RingCentral, Inc., Class A*	1,200	246,696
salesforce.com, Inc.*	15,284	2,786,426
ServiceNow, Inc.*	3,400	1,149,982
Smartsheet, Inc., Class A*	900	43,632
Splunk, Inc.*	2,800	434,728
SS&C Technologies Holdings, Inc.	3,900	245,739
Synopsys, Inc.*	2,600	383,526
Teradata Corp.*	170	4,138
Trade Desk, Inc., Class A (The)*	600	161,508
Tyler Technologies, Inc.*	500	161,840
VMware, Inc., Class A*	1,510	223,571
Workday, Inc., Class A*	2,250	415,417
Zscaler, Inc.*	900	50,481
		$41,587,473

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 5.2%
Apple, Inc.	81,660	25,274,587
Dell Technologies, Inc., Class C*	3,069	149,675
Hewlett Packard Enterprise Co.	28,990	403,831
HP, Inc.	33,890	722,535
NCR Corp.*	1,620	54,626
NetApp, Inc.	3,453	184,390
Pure Storage, Inc., Class A*	1,900	33,820
Western Digital Corp.	5,583	365,686
Xerox Holdings Corp.	3,500	124,495
		$27,313,645
TOTAL INFORMATION TECHNOLOGY		$128,809,837

Description	Number of Shares	Value

MATERIALS – 2.6%

CHEMICALS – 1.8%
Air Products & Chemicals, Inc.	4,300	$1,026,453
Albemarle Corp.#	2,000	160,560
Ashland Global Holdings, Inc.	1,200	88,776
Axalta Coating Systems Ltd.*	600	17,286
Cabot Corp.	900	35,865
Celanese Corp.	2,800	289,800
CF Industries Holdings, Inc.	4,800	193,344
Chemours Co. (The)	7,000	97,090
Corteva, Inc.	8,112	234,599
Dow, Inc.	11,979	551,873
DuPont de Nemours, Inc.	10,812	553,358
Eastman Chemical Co.	4,000	285,080
Ecolab, Inc.	5,100	1,000,161
Element Solutions, Inc.*	1,000	11,700
FMC Corp.	3,200	305,888
Huntsman Corp.	5,200	106,912
International Flavors & Fragrances, Inc.#	800	104,888
Linde PLC	9,300	1,889,109
Livent Corp.*	3,647	34,318
LyondellBasell Industries NV, Class A	5,500	428,230
Mosaic Co. (The)	6,000	119,040
PPG Industries, Inc.	3,900	467,376
RPM International, Inc.	2,700	192,699
Scotts Miracle-Gro Co. (The)	500	61,370
Sherwin-Williams Co. (The)	1,500	835,485
Westlake Chemical Corp.	1,300	79,560
		$9,170,820

CONSTRUCTION MATERIALS – 0.1%
Eagle Materials, Inc.	1,000	91,170
Martin Marietta Materials, Inc.	1,400	369,320
Vulcan Materials Co.	1,700	240,771
		$701,261

CONTAINERS & PACKAGING – 0.3%
Amcor PLC	7,100	75,189
Ardagh Group SA	2,100	40,068
Avery Dennison Corp.	900	118,116
Ball Corp.	5,700	411,426
Berry Global Group, Inc.*	200	8,504
Crown Holdings, Inc.*	200	14,806
Graphic Packaging Holding Co.	3,600	56,268
International Paper Co.	10,100	411,272
O-I Glass, Inc.	5,400	68,148

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Packaging Corp. of America	2,200	$210,650
Westrock Co.	5,200	202,800
		$1,617,247

METALS & MINING – 0.4%
Alcoa Corp.*	1,488	20,758
Freeport-McMoRan, Inc.	29,200	324,120
Newmont Corp.	14,500	653,370
Nucor Corp.	7,400	351,426
Reliance Steel & Aluminum Co.	1,800	206,640
Royal Gold, Inc.	1,500	172,980
Southern Copper Corp.	600	22,608
Steel Dynamics, Inc.	5,000	149,400
United States Steel Corp.#	4,700	42,629
		$1,943,931

PAPER & FOREST PRODUCTS – 0.0%**
Domtar Corp.	1,900	66,158
TOTAL MATERIALS		$13,499,417

REAL ESTATE – 3.7%

REAL ESTATE INVESTMENT TRUSTS – 3.6%
Alexandria Real Estate Equities, Inc.	2,815	459,408
American Campus Communities, Inc.	4,700	215,589
American Homes 4 Rent, Class A	1,650	45,095
American Tower Corp.	7,660	1,775,128
Americold Realty Trust	2,500	86,175
Apartment Investment & Management Co., Class A	3,971	209,311
Apple Hospitality REIT, Inc.	4,300	64,586
AvalonBay Communities, Inc.	2,022	438,147
Boston Properties, Inc.	1,850	265,198
Brandywine Realty Trust	5,000	78,100
Brixmor Property Group, Inc.	4,400	87,824
Camden Property Trust	2,670	300,188
Colony Capital, Inc.	13,200	61,644
CoreSite Realty Corp.	300	35,235
Corporate Office Properties Trust	4,700	139,919
Crown Castle International Corp.	7,940	1,189,730
CyrusOne, Inc.	1,300	79,105
Digital Realty Trust, Inc.	3,910	480,891
Diversified Healthcare Trust	2,800	21,616
Douglas Emmett, Inc.	4,410	183,015
Duke Realty Corp.	10,010	363,463
EPR Properties	700	49,959
Equinix, Inc.	1,581	932,363
Equity Commonwealth	4,992	163,688
Equity LifeStyle Properties, Inc.	5,200	378,300
Equity Residential	5,150	427,862
Essex Property Trust, Inc.	1,073	332,372

Description	Number of Shares	Value

Extra Space Storage, Inc.	2,500	$276,700
Federal Realty Investment Trust	970	121,269
Gaming and Leisure Properties, Inc.	3,204	151,405
Healthpeak Properties, Inc.	7,530	271,005
Host Hotels & Resorts, Inc.	15,240	249,022
Invitation Homes, Inc.	4,900	154,203
Iron Mountain, Inc.	3,503	110,730
JBG SMITH Properties	836	33,900
Kilroy Realty Corp.	2,525	208,489
Kimco Realty Corp.	9,980	190,119
Lamar Advertising Co., Class A	2,400	222,744
Liberty Property Trust	4,040	253,106
Life Storage, Inc.	1,000	113,180
Macerich Co. (The)#	1,000	22,310
Medical Properties Trust, Inc.	6,900	152,835
Mid-America Apartment Communities, Inc.	3,171	435,093
National Retail Properties, Inc.	2,500	140,000
Omega Healthcare Investors, Inc.	4,800	201,360
Outfront Media, Inc.	1,400	41,636
Park Hotels & Resorts, Inc.	5,592	122,688
Prologis, Inc.	10,890	1,011,463
Public Storage	3,060	684,706
Rayonier, Inc.	3,715	112,862
Realty Income Corp.	6,710	526,131
Regency Centers Corp.	2,035	126,251
Retail Properties of America, Inc., Class A	4,000	48,600
Retail Value, Inc.	519	17,060
SBA Communications Corp.	2,250	561,510
Service Properties Trust	3,600	77,688
Simon Property Group, Inc.	5,793	771,338
SITE Centers Corp.	1,900	24,149
SL Green Realty Corp.	1,990	183,160
Spirit Realty Capital, Inc.	1,800	95,004
STORE Capital Corp.	1,600	62,800
UDR, Inc.	7,680	367,949
Ventas, Inc.	4,386	253,774
VEREIT, Inc.	19,100	186,416
VICI Properties, Inc.	5,900	158,120
Vornado Realty Trust	2,973	195,534
Weingarten Realty Investors	3,560	103,596
Welltower, Inc.	6,470	549,368
Weyerhaeuser Co.	18,342	531,001
WP Carey, Inc.	1,200	100,944
		$19,085,129

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
CBRE Group, Inc., Class A*	5,510	336,386

January 31, 2020 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Howard Hughes Corp. (The)*	658	$80,065
Jones Lang LaSalle, Inc.	800	135,856
		$552,307
TOTAL REAL ESTATE		$19,637,436

UTILITIES – 2.9%

ELECTRIC UTILITIES – 1.9%
Alliant Energy Corp.	3,800	225,568
American Electric Power Co., Inc.	8,300	865,026
Avangrid, Inc.	900	47,934
Duke Energy Corp.	11,200	1,093,456
Edison International	5,000	382,750
Entergy Corp.	3,700	486,624
Evergy, Inc.	4,000	288,640
Eversource Energy	5,800	536,152
Exelon Corp.	11,300	537,767
FirstEnergy Corp.	8,900	452,031
Hawaiian Electric Industries, Inc.	2,900	141,839
NextEra Energy, Inc.	7,500	2,011,500
OGE Energy Corp.	3,900	178,815
PG&E Corp.*	10,700	162,747
Pinnacle West Capital Corp.	2,500	244,225
PPL Corp.	12,100	437,899
Southern Co. (The)	16,800	1,182,720
Xcel Energy, Inc.	8,900	615,791
		$9,891,484

GAS UTILITIES – 0.0%**
Atmos Energy Corp.	900	105,327
UGI Corp.	1,400	58,226
		$163,553

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS – 0.1%
AES Corp.	10,000	198,600
NRG Energy, Inc.	4,100	151,249
		$349,849

MULTI-UTILITIES – 0.8%
Ameren Corp.	2,700	221,535
CenterPoint Energy, Inc.	7,400	195,952
CMS Energy Corp.	6,000	411,060
Consolidated Edison, Inc.	5,600	526,400
Dominion Energy, Inc.	12,743	1,092,712
DTE Energy Co.	1,700	225,437
NiSource, Inc.	4,600	134,826
Public Service Enterprise Group, Inc.	4,800	284,160
Sempra Energy	4,300	690,752
WEC Energy Group, Inc.	5,500	549,395
		$4,332,229

Description	Number of Shares	Value

WATER UTILITIES – 0.1%
American Water Works Co., Inc.	2,800	$381,360
Aqua America, Inc.	3,600	186,984
		$568,344
TOTAL UTILITIES		$15,305,459

TOTAL COMMON STOCKS (COST $207,865,632)		$525,513,470

INVESTMENT COMPANIES – 0.2%

EQUITY FUNDS – 0.2%
iShares Russell 1000 ETF#	2,700	482,328
iShares Russell 1000 Growth ETF	1,000	179,900
iShares Russell 1000 Value ETF	1,300	173,628
TOTAL EQUITY FUNDS		$835,856

TOTAL INVESTMENT COMPANIES (COST $806,209)		$835,856

MONEY MARKET FUND – 0.0%**
Dreyfus Government Cash Management Fund, Institutional Shares, 1.49%^	238,342	238,342

TOTAL MONEY MARKET FUND (COST $238,342)		$238,342

RIGHTS – 0.0%**
Bristol-Myers Squibb Co.*	13,166	45,818
Bristol-Myers Squibb Co.	89	56

TOTAL RIGHTS (COST $30,282)		$45,874

WARRANT – 0.0%**
American International Group, Inc. CW21, Expire 1/19/21*	2,055	18,680

TOTAL WARRANT (COST $34,935)		$18,680

TOTAL INVESTMENTS IN SECURITIES – 99.8% (COST $208,975,400)		$526,652,222

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.7%

REPURCHASE AGREEMENTS – 0.7%
Bank of America Securities, Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $656,298, collateralized by U.S. Government Agency Securities, 3.00% to 4.00%, maturing 2/01/44 to 11/01/48; total market value of $669,335.	$656,211	$656,211

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (concluded)

Description	Par Value	Value

BNP Paribas SA, 1.59%, dated 1/31/20, due 2/03/20, repurchase price $656,298, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 5/15/20 to 12/01/49; total market value of $669,335.	$656,211	$656,211
Deutsche Bank Securities, Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $656,298, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 4/15/20 to 2/01/50; total market value of $669,335.	656,211	656,211
HSBC Securities USA, Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $656,298, collateralized by U.S. Government Agency Securities, 3.00% to 5.50%, maturing 1/01/26 to 7/01/56; total market value of $669,335.	656,211	656,211
Morgan Stanley & Co., 1.58%, dated 1/31/20, due 2/03/20, repurchase price $261,177, collateralized by U.S. Government Agency Securities, 2.50% to 7.00%, maturing 6/01/20 to 9/01/57; total market value of $266,366.	261,143	261,143
RBC Dominion Securities, Inc., 1.58%, dated 1/31/20, due 2/03/20, repurchase price $656,297, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 4/23/20 to 2/01/50; total market value of $669,335.	656,211	656,211
TOTAL REPURCHASE AGREEMENTS (COST $3,542,198)		$3,542,198

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,542,198)		$3,542,198

TOTAL INVESTMENTS – 100.5% (COST $212,517,598)		$530,194,420

COLLATERAL FOR SECURITIES ON LOAN – (0.7%)		(3,542,198)

OTHER ASSETS LESS LIABILITIES – 0.2%		733,175

TOTAL NET ASSETS – 100.0%		$527,385,397

#	Security, or a portion thereof, is on loan.
^	7-Day net yield.
*	Non-income producing security.
**	Represents less than 0.05%.
§	Affiliated company.

The following acronyms are used throughout this Fund:

ETF	Exchange-Traded Fund
LP	Limited Partnership
NA	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report.

January 31, 2020 (unaudited)